Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions
Related Party Transactions

Note 20—Related Party Transactions

In August 2017, following pre-approval by our Audit Committee, we executed an agreement with our majority shareholder for the reimbursement or payment of certain legal and advisory fees incurred by the majority shareholder and related to its participation in the negotiation of our debt restructuring on behalf of all our shareholders. Such obligation ended upon our filing of the Bankruptcy Petitions on the Petition Date. During the year ended December 31, 2017, we incurred fees of $3.2 million under such agreement.